Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
7	CASH AND CASH EQUIVALENTS

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Cash on hand	18	15
Cash at bank	290,597	48,104
Fixed deposits	22,532	11,688

	313,147	59,807

Fixed deposits bear interest at an effective interest rate of

1.5% to 1.8% (2020: 3.2%) per annum and for tenure ranging from 7 days to 30 days (2020: 7 days to 60 days).